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                           LETTERHEAD AND LOGO OF
                   JEFFERSON PILOT FINANCIAL APPEARS HERE



                                                       May 2, 2001



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street N.W.
Washington,  DC  20549

     RE:   JPF Separate Account A
           File No. 333-44228

Commissioners:

Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

     (1) the form of the prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6; and

     (2) the text of the most recent Post-Effective Amendment was electronically filed on April 25, 2002.

If you have any questions, please call me at (603) 229-6140.  Thank you.

                                                  Sincerely,

                                                  /s/ Charlene Grant

                                                  Charlene Grant